BRANDON J. CAGE
Assistant Vice President, Counsel
Law Department
Phone: 949-219-3943
Fax: 949-219-6952
Brandon.Cage@pacificlife.com
June 24, 2011
Attention: EDGAR Filing Desk
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549-0506
Re:	Post-Effective Amendment No. 21 to the Registration Statement for Pacific Value Select Individual Flexible Premium Deferred Variable Annuity (File No. 333-107571) funded by Separate Account A (File Number 811-09203) of Pacific Life & Annuity Company; Request for Selective Review
Dear Sir or Madam:
On behalf of Pacific Life & Annuity Company (“PL&A”) and Separate Account A (“Separate Account”) of PL&A, attached for electronic filing under the Securities Act of 1933 (“1933 Act”) is Post-Effective Amendment No. 21, with exhibits, on Form N-4. The enclosed relates to an individual flexible premium deferred variable annuity contract designated as the Pacific Value Select Individual Flexible Premium Deferred Variable Annuity Contract (“Pacific Value Select”), which is funded by the Separate Account.
The purpose of this filing is to register interests under Pacific Value Select. Pacific Value Select is an “enhanced” version of the Pacific Value contract (“Pacific Value”) currently offered through the Separate Account. Pacific Life intends to offer Pacific Value Seelct while it continues to offer Pacific Value in those states in which it continues to seek approval of Pacific Value Select from state insurance departments. In accordance with the Letter to Registrants from Brenda D. Sneed, Assistant Director, Office of Insurance Products (dated November 3, 1995), the SEC staff has permitted multiple prospectuses to be included in a single registration statement in these instances.
Pacific Life is requesting selective review of this filing pursuant to “Revised Procedures for Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Co. Act Rel. No. 13768 (Feb. 23, 1984).”
The prospectus for Pacific Value Select is based on, and is substantially similar to, the prospectus for Pacific Value (File No. 333-107571) and Pacific Value Edge (File No. 333-148891) offered by Pacific Life; both of which are bonus share products. The staff previously reviewed the Pacific Value Select disclosure in connection with its review of the Initial N-4 Filing (filed on January 25, 2008), Pre-Effective Amendment No. 1 (filed on March 27, 2008) and Pre-Effective Amendment No. 2 (filed on April 23, 2008) of Pacific Value Edge. In addition, the staff thoroughly reviewed disclosure for the optional benefit riders in connection with its review of multiple filings (e.g. CoreIncome Advantage 5 Plus Single and Joint Rider (filed October 25, 2010) CoreProtect Advantage (filed October 16, 2009) and CoreIncome Advantage (filed February 9, 2009)) and for other features like the Custom Model program (filed July 2, 2009) all under under Pacific Voyages for Pacific Life Insurance Company, File No. 333-148865. The aforementioned filings are collectively referred to as “the Prior Filings”.
By copy of this letter, we are sending an electronic copy of the Pacific Value Select prospectus and Statement of Additional Information (“SAI”) marked to show where disclosure differs materially from that in the Pacific Destinations B prospectus and SAI.

Securities and Exchange Commission
Registration Statement for Pacific Value Select on behalf of PL&A
June 24, 2011

The prospectus disclosure included in Pacific Value Select differs materially from the Prior Filings as follows:
1. Different base contract fees (M&E, Admin, etc.) and minimum initial purchase payment requirements,
2. Added an Annual Fee of $40 per year — waived if contract value is less than $50,000,
3. Different bonus percentage breakpoint schedule (the amount added to the Contract Value for each Purchase Payment made), and
4. A different withdrawal charge percentage schedule.
Pursuant to policies described in Release No. IC-13768, we believe that selective review is appropriate. We look forward to your response and comments. If you have any questions, please call me at (949) 219-3943.
Sincerely,
/s/ BRANDON J. CAGE
Brandon J. Cage